Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.61%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.61%	0.62%
Expected volatility	20.13%	15.30%	14.53%
Risk-free interest rate, lower range	4.63%	5.81%	7.23%
Expected term (in years)	2 years 7 months 24 days	2 years 9 months 25 days	2 years 9 months 10 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.85%	0.65%
Expected volatility	28.93%	20.13%	18.68%
Risk-free interest rate, upper range	5.75%	6.70%	8.31%
Expected term (in years)	5 years 5 months 4 days	5 years 5 months 1 day	5 years 1 month 28 days